Information on Regulatory Capital and Capital Adequacy Ratios (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Information on Regulatory Capital and Capital Adequacy Ratios (Details) [Line Items]
Risk-weighted assets percentage	8.00%
Total assets percentage	3.00%
Preferred shares percentage	15.09%	14.17%
Capital Requirements [Member]
Information on Regulatory Capital and Capital Adequacy Ratios (Details) [Line Items]
Risk-weighted assets percentage	4.50%
Preferred shares percentage	6.00%